Commitments And Contingencies (Schedule Of Rent Expense Under Operating Leases) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Commitments And Contingencies [Abstract]
Operating leases expense	$ 2,440	$ 2,820	$ 3,375
Purchased water under long-term agreements	13,718	13,139	12,923
Water treatment expense under contractual agreement	$ 972	$ 892	$ 926